INVENTORY (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Inventory [Line Items]
Inventory write-off	$ 117,403	$ 114,066	$ 62,402
Cost of Goods Sold [Member]
Disclosure Of Inventory [Line Items]
Direct material costs recognized as expense	$ 3,091,973	$ 4,937,761	$ 9,443,243